Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets
Goodwill
The following are the changes in the carrying value of goodwill:

(Millions of US dollars)	Europe Building Products
Balance - 31 March 2023	$194.9
Foreign exchange impact	(2.3)
Balance - 31 March 2024	$192.6
Foreign exchange impact	1.1
Balance - 31 March 2025	$193.7

Intangible Assets
The following are the net carrying amount of indefinite lived intangible assets other than goodwill:

	31 March
(Millions of US dollars)	2025	2024
Trade names	$111.6	$111.0
Other	7.4	7.4
Total	$119.0	$118.4
The following are the net carrying amount of amortizable intangible assets:

	31 March 2025
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$47.5	$(20.9)	$26.6
Total	$47.5	$(20.9)	$26.6

	31 March 2024
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$47.3	$(16.5)	$30.8
Total	$47.3	$(16.5)	$30.8
The amortization of intangible assets was US$4.4 million, US$4.3 million and US$3.8 million for the fiscal years ended 31 March 2025, 2024 and 2023, respectively.
At 31 March 2025, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2026	$4.6
2027	4.9
2028	5.0
2029	4.6
2030	4.3